Equity Offerings (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 05, 2012
Class of Stock [Line Items]
Fair value of investment in company shares		$ 200.0
Transaction Costs on Equity Issuance	13.9
Common dividends paid	5.0
Preferred dividends paid	1.0
Common shares issued upon conversion of preferred shares (in shares)	1
Shares issued in previously announced public offering	13,500,000
Underwriters option for additional shares	1,200,000
Public offering price (in dollars per share)	$ 13.00
Proceeds from public offering	184.8
Common Stock [Member]
Class of Stock [Line Items]
Number of shares agreed to be sold in agreement (in shares)	4,300,000	4,300,000
Fair value of investment in company shares	48.4	48.4
Shares Issued in Lieu of Director Fees	11,733
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares agreed to be sold in agreement (in shares)	13,500,000	13,500,000
Fair value of investment in company shares	$ 151.6	$ 151.6
Shares Issued in Lieu of Director Fees	6,666